SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Macro Fund
The following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the summary section of the fund’s prospectus:
SHAREHOLDER FEES (paid directly from your investment)
	A	T	C	R	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	2.50	None	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds[1]	None	None	1.00	None	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	None	$20	None	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	T	C	R	R6	INST	S
Management fee	0.60	0.60	0.60	0.60	0.60	0.60	0.60
Distribution/service (12b-1) fees	0.24	0.25	1.00	0.50	None	None	None
Other expenses	0.44	0.39	0.42	0.60	0.34	0.32	0.44
Acquired funds fees and expenses	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Total annual fund operating expenses	1.30	1.26	2.04	1.72	0.96	0.94	1.06
Fee waiver/expense reimbursement	0.22	0.18	0.21	0.39	0.13	0.11	0.23
Total annual fund operating expenses after fee waiver/ expense reimbursement	1.08	1.08	1.83	1.33	0.83	0.83	0.83
1Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
The Advisor has contractually agreed through February 28, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.81% and 0.81% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	T	C	R	R6	INST	S
1	$679	$357	$286	$135	$85	$85	$85
3	943	622	619	504	293	289	314
5	1,227	907	1,079	897	518	509	562
10	2,034	1,719	2,162	1,998	1,166	1,145	1,273
You would pay the following expenses if you did not redeem your shares:
Years	A	T	C	R	R6	INST	S
1	$679	$357	$186	$135	$85	$85	$85
3	943	622	619	504	293	289	314
5	1,227	907	1,079	897	518	509	562
10	2,034	1,719	2,162	1,998	1,166	1,145	1,273
January 21, 2022
PROSTKR22-06

The following information replaces the existing similar disclosure relating to the fund under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:
For DWS Global Macro Fund, the Advisor has contractually agreed through February 28, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.81% and 0.81% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
The following disclosure replaces the existing similar disclosure relating to the fund under the “HYPOTHETICAL EXPENSE SUMMARY” heading in the “APPENDIX A” section of the fund’s prospectus:
DWS Global Macro Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.08%	-2.06%	$9,794.46	$678.79
2	10.25%	1.30%	1.57%	$10,156.86	$129.68
3	15.76%	1.30%	5.33%	$10,532.66	$134.48
4	21.55%	1.30%	9.22%	$10,922.37	$139.46
5	27.63%	1.30%	13.26%	$11,326.49	$144.62
6	34.01%	1.30%	17.46%	$11,745.57	$149.97
7	40.71%	1.30%	21.80%	$12,180.16	$155.52
8	47.75%	1.30%	26.31%	$12,630.83	$161.27
9	55.13%	1.30%	30.98%	$13,098.17	$167.24
10	62.89%	1.30%	35.83%	$13,582.80	$173.43
Total					$2,034.46
January 21, 2022
PROSTKR22-06

DWS Global Macro Fund — Class T
	Maximum Sales Charge: 2.50%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.08%	1.32%	$10,132.20	$357.36
2	10.25%	1.26%	5.11%	$10,511.14	$130.05
3	15.76%	1.26%	9.04%	$10,904.26	$134.92
4	21.55%	1.26%	13.12%	$11,312.08	$139.96
5	27.63%	1.26%	17.35%	$11,735.15	$145.20
6	34.01%	1.26%	21.74%	$12,174.05	$150.63
7	40.71%	1.26%	26.29%	$12,629.36	$156.26
8	47.75%	1.26%	31.02%	$13,101.69	$162.11
9	55.13%	1.26%	35.92%	$13,591.70	$168.17
10	62.89%	1.26%	41.00%	$14,100.03	$174.46
Total					$1,719.12
DWS Global Macro Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.83%	3.17%	$10,317.00	$185.90
2	10.25%	2.04%	6.22%	$10,622.38	$213.58
3	15.76%	2.04%	9.37%	$10,936.81	$219.90
4	21.55%	2.04%	12.61%	$11,260.54	$226.41
5	27.63%	2.04%	15.94%	$11,593.85	$233.11
6	34.01%	2.04%	19.37%	$11,937.02	$240.01
7	40.71%	2.04%	22.90%	$12,290.36	$247.12
8	47.75%	2.04%	26.54%	$12,654.16	$254.43
9	55.13%	1.30%	31.22%	$13,122.36	$167.55
10	62.89%	1.30%	36.08%	$13,607.89	$173.75
Total					$2,161.76
January 21, 2022
PROSTKR22-06

DWS Global Macro Fund — Class R
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.33%	3.67%	$10,367.00	$135.44
2	10.25%	1.72%	7.07%	$10,707.04	$181.24
3	15.76%	1.72%	10.58%	$11,058.23	$187.18
4	21.55%	1.72%	14.21%	$11,420.94	$193.32
5	27.63%	1.72%	17.96%	$11,795.55	$199.66
6	34.01%	1.72%	21.82%	$12,182.44	$206.21
7	40.71%	1.72%	25.82%	$12,582.02	$212.97
8	47.75%	1.72%	29.95%	$12,994.71	$219.96
9	55.13%	1.72%	34.21%	$13,420.94	$227.17
10	62.89%	1.72%	38.61%	$13,861.15	$234.63
Total					$1,997.78
DWS Global Macro Fund — Class R6
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.83%	4.17%	$10,417.00	$84.73
2	10.25%	0.96%	8.38%	$10,837.85	$102.02
3	15.76%	0.96%	12.76%	$11,275.70	$106.15
4	21.55%	0.96%	17.31%	$11,731.23	$110.43
5	27.63%	0.96%	22.05%	$12,205.18	$114.89
6	34.01%	0.96%	26.98%	$12,698.26	$119.54
7	40.71%	0.96%	32.11%	$13,211.27	$124.37
8	47.75%	0.96%	37.45%	$13,745.01	$129.39
9	55.13%	0.96%	43.00%	$14,300.31	$134.62
10	62.89%	0.96%	48.78%	$14,878.04	$140.06
Total					$1,166.20
January 21, 2022
PROSTKR22-06

DWS Global Macro Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.83%	4.17%	$10,417.00	$84.73
2	10.25%	0.94%	8.40%	$10,839.93	$99.91
3	15.76%	0.94%	12.80%	$11,280.03	$103.96
4	21.55%	0.94%	17.38%	$11,738.00	$108.18
5	27.63%	0.94%	22.15%	$12,214.56	$112.58
6	34.01%	0.94%	27.10%	$12,710.47	$117.15
7	40.71%	0.94%	32.27%	$13,226.52	$121.90
8	47.75%	0.94%	37.64%	$13,763.52	$126.85
9	55.13%	0.94%	43.22%	$14,322.32	$132.00
10	62.89%	0.94%	49.04%	$14,903.80	$137.36
Total					$1,144.62
DWS Global Macro Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.83%	4.17%	$10,417.00	$84.73
2	10.25%	1.06%	8.27%	$10,827.43	$112.60
3	15.76%	1.06%	12.54%	$11,254.03	$117.03
4	21.55%	1.06%	16.97%	$11,697.44	$121.64
5	27.63%	1.06%	21.58%	$12,158.32	$126.44
6	34.01%	1.06%	26.37%	$12,637.36	$131.42
7	40.71%	1.06%	31.35%	$13,135.27	$136.59
8	47.75%	1.06%	36.53%	$13,652.80	$141.98
9	55.13%	1.06%	41.91%	$14,190.72	$147.57
10	62.89%	1.06%	47.50%	$14,749.83	$153.38
Total					$1,273.38
Please Retain This Supplement for Future Reference
January 21, 2022
PROSTKR22-06